Tax liabilities	12 Months Ended
Dec. 31, 2023
Tax Liabilities
Tax liabilities

Note	32 | Tax liabilities

	12.31.23	12.31.22
Non-current
Current
Provincial, municipal and federal contributions and taxes	1,778	1,104
Tax withholdings	1,915	1,767
SUSS withholdings	149	181
Municipal taxes	797	1,050
Total current	4,639	4,102